UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)
Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 28, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Real Estate Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXSFX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Real Estate Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Institutional Class/MXSFX)	$30.00	0.30%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$844M
Total number of portfolio holdings	106
Total advisory fee paid	$1.2M
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Prologis Inc REIT	10.63%
Equinix Inc REIT	7.34%
Welltower Inc REIT	6.37%
Simon Property Group Inc REIT	5.06%
Digital Realty Trust Inc REIT	5.04%
Realty Income Corp REIT	4.70%
Public Storage REIT	4.65%
Extra Space Storage Inc REIT	3.36%
AvalonBay Communities Inc REIT	3.00%
Equity Residential REIT	2.45%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Real Estate Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXREX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Real Estate Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Investor Class/MXREX)	$65.00	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$844M
Total number of portfolio holdings	106
Total advisory fee paid	$1.2M
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Prologis Inc REIT	10.63%
Equinix Inc REIT	7.34%
Welltower Inc REIT	6.37%
Simon Property Group Inc REIT	5.06%
Digital Realty Trust Inc REIT	5.04%
Realty Income Corp REIT	4.70%
Public Storage REIT	4.65%
Extra Space Storage Inc REIT	3.36%
AvalonBay Communities Inc REIT	3.00%
Equity Residential REIT	2.45%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.

("Empower Funds")
Empower Real Estate Index Fund
Institutional Class Ticker / MXSFX
Investor Class Ticker / MXREX
(the "Fund")
Semi-Annual Report
June 28, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Fund.  Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 16.25%
278,950	American Homes 4 Rent Class A REIT	$ 10,365,782
124,717	Apartment Income Corp REIT	4,878,929
120,560	Apartment Investment & Management Co Class A REIT(a)	999,442
122,983	AvalonBay Communities Inc REIT	25,443,952
91,916	Camden Property Trust REIT	10,028,955
12,574	Centerspace REIT	850,380
78,366	Elme Communities REIT	1,248,370
298,612	Equity Residential REIT	20,705,756
55,604	Essex Property Trust Inc REIT	15,135,409
195,509	Independence Realty Trust Inc REIT	3,663,839
498,714	Invitation Homes Inc REIT	17,898,845
101,306	Mid-America Apartment Communities Inc REIT	14,447,249
19,813	NexPoint Residential Trust Inc REIT	782,812
262,638	UDR Inc REIT	10,807,554
		137,257,274
Diversified REITS — 14.81%
43,507	American Assets Trust Inc REIT	973,687
165,331	Broadstone Net Lease Inc REIT	2,623,803
281,009	Digital Realty Trust Inc REIT	42,727,417
66,052	EPR Properties REIT	2,772,863
82,200	Equinix Inc REIT	62,192,521
172,027	Global Net Lease Inc REIT	1,264,398
58,738	UMH Properties Inc REIT	939,221
72,458	Veris Residential Inc REIT	1,086,870
189,923	WP Carey Inc REIT	10,455,261
		125,036,041
Health Care REITS — 12.60%
123,284	CareTrust Inc REIT	3,094,428
21,011	Community Healthcare Trust Inc REIT	491,447
176,520	Diversified Healthcare Trust REIT	538,386
50,702	Global Medical Inc REIT	460,374
326,313	Healthcare Realty Trust Inc REIT	5,377,638
609,448	Healthpeak Properties Inc REIT	11,945,181
512,872	Medical Properties Trust Inc REIT(b)	2,210,478
37,238	National Health Investors Inc REIT	2,522,130
215,003	Omega Healthcare Investors Inc REIT	7,363,853
10,902	Universal Health Realty Income Trust REIT	426,704
350,543	Ventas Inc REIT	17,968,835
Shares		Fair Value
Health Care REITS — (continued)
517,794	Welltower Inc REIT	$ 53,980,024
		106,379,478
Hotels REITS — 3.63%
192,577	Apple Hospitality Inc REIT	2,800,070
41,561	Chatham Lodging Trust REIT	354,100
182,522	DiamondRock Hospitality Co REIT	1,542,311
612,540	Host Hotels & Resorts Inc REIT	11,013,469
182,683	Park Hotels & Resorts Inc REIT	2,736,591
105,152	Pebblebrook Hotel Trust REIT	1,445,840
130,556	RLJ Lodging Trust REIT	1,257,254
51,853	Ryman Hospitality Properties Inc REIT	5,178,041
136,177	Service Properties Trust REIT	699,950
90,158	Summit Hotel Properties Inc REIT	540,046
176,772	Sunstone Hotel Investors Inc REIT	1,849,035
89,076	Xenia Hotels & Resorts Inc REIT	1,276,459
		30,693,166
Manufactured Homes REITS — 2.79%
161,812	Equity LifeStyle Properties Inc REIT	10,538,816
108,029	Sun Communities Inc REIT	13,000,210
		23,539,026
Office Property REITS — 6.09%
136,278	Alexandria Real Estate Equities Inc REIT	15,940,438
144,449	Brandywine Realty Trust REIT	647,132
125,360	BXP Inc REIT	7,717,162
96,204	COPT Defense Properties REIT	2,407,986
132,116	Cousins Properties Inc REIT	3,058,485
144,296	Douglas Emmett Inc REIT	1,920,580
87,248	Easterly Government Properties Inc REIT	1,079,258
119,172	Empire State Realty Trust Inc Class A REIT	1,117,833
92,956	Equity Commonwealth REIT(a)	1,803,346
90,830	Highwoods Properties Inc REIT	2,386,104
107,827	Hudson Pacific Properties Inc REIT	518,648
72,850	JBG SMITH Properties REIT	1,109,506
92,711	Kilroy Realty Corp REIT	2,889,802
12,184	NET Lease Office Properties REIT	299,970
44,686	Office Properties Income Trust REIT	91,159
48,277	Orion Office Inc REIT	173,314
139,846	Paramount Group Inc REIT	647,487

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
112,783	Piedmont Office Realty Trust Inc Class A REIT	$ 817,677
55,638	SL Green Realty Corp REIT	3,151,336
138,168	Vornado Realty Trust REIT	3,632,437
		51,409,660
Regional Malls REITS — 5.73%
188,074	Macerich Co REIT	2,903,862
282,283	Simon Property Group Inc REIT	42,850,559
95,610	Tanger Inc REIT	2,591,987
		48,346,408
Shopping Centers REITS — 5.75%
90,471	Acadia Realty Trust REIT	1,621,240
260,974	Brixmor Property Group Inc REIT	6,025,890
64,669	Federal Realty Investment Trust REIT	6,529,629
578,357	Kimco Realty Corp REIT	11,254,827
188,537	Kite Realty Group Trust REIT	4,219,458
62,863	NETSTREIT Corp REIT(b)	1,012,094
106,988	Phillips Edison & Co Inc REIT	3,499,578
142,577	Regency Centers Corp REIT	8,868,289
111,074	Retail Opportunity Investments Corp REIT	1,380,650
155,142	SITE Centers Corp REIT	2,249,559
102,623	Urban Edge Properties REIT	1,895,447
		48,556,661
Single Tenant REITS — 7.02%
87,248	Agree Realty Corp REIT	5,404,141
151,265	Essential Properties Realty Trust Inc REIT	4,191,553
78,630	Four Corners Property Trust Inc REIT	1,939,802
42,624	Getty Realty Corp REIT	1,136,356
158,152	NNN Inc REIT	6,737,275
754,221	Realty Income Corp REIT	39,837,953
		59,247,080
Storage REITS — 9.38%
195,122	CubeSmart REIT	8,813,661
183,385	Extra Space Storage Inc REIT	28,499,863
61,057	National Storage Affiliates Trust REIT	2,516,769
136,938	Public Storage REIT	39,390,216
		79,220,509
Shares		Fair Value
Warehouse/Industry REITS — 15.77%
231,557	Americold Realty Trust Inc REIT	$ 5,913,966
41,835	EastGroup Properties Inc REIT	7,116,134
115,064	First Industrial Realty Trust Inc REIT	5,466,691
24,838	Innovative Industrial Properties Inc REIT	2,712,806
250,514	LXP Industrial Trust REIT	2,284,688
30,177	Plymouth Industrial Inc REIT	645,184
801,820	Prologis Inc REIT	90,052,405
187,782	Rexford Industrial Realty Inc REIT	8,373,199
157,732	STAG Industrial Inc REIT	5,687,816
83,439	Terreno Realty Corp REIT	4,937,920
		133,190,809
TOTAL COMMON STOCK — 99.82% (Cost $813,602,001)		$842,876,112
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,507,799	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	2,507,799
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.30% (Cost $2,507,799)		$2,507,799
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.20%
$1,675,000	U.S. Treasury Bills(e) 5.28%, 08/20/2024	1,662,810
TOTAL SHORT TERM INVESTMENTS — 0.20% (Cost $1,662,810)		$1,662,810
TOTAL INVESTMENTS — 100.32% (Cost $817,772,610)		$847,046,721
OTHER ASSETS & LIABILITIES, NET — (0.32)%		$(2,673,003)
TOTAL NET ASSETS — 100.00%		$844,373,718

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	28	USD	7,730	Sep 2024	$(2,673)
				Net Depreciation	$(2,673)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
Empower Real Estate Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$847,046,721
Cash pledged on futures contracts	996,636
Dividends receivable	2,628,994
Subscriptions receivable	424,516
Total Assets	851,096,867
LIABILITIES:
Payable for director fees	20,942
Payable for investments purchased	1,662,810
Payable for other accrued fees	167,785
Payable for shareholder services fees	147,267
Payable to custodian	1,022,367
Payable to investment adviser	165,785
Payable upon return of securities loaned	2,507,799
Redemptions payable	984,794
Variation margin on futures contracts	43,600
Total Liabilities	6,723,149
NET ASSETS	$844,373,718
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,087,828
Paid-in capital in excess of par	807,363,937
Undistributed/accumulated earnings	28,921,953
NET ASSETS	$844,373,718
NET ASSETS BY CLASS
Investor Class	$561,246,370
Institutional Class	$283,127,348
CAPITAL STOCK:
Authorized
Investor Class	185,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	47,139,948
Institutional Class	33,738,332
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.91
Institutional Class	$8.39
(a) Cost of investments	$817,772,610
(b) Including fair value of securities on loan	$2,246,245
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
Empower Real Estate Index Fund
INVESTMENT INCOME:
Interest	$208,625
Income from securities lending	23,666
Dividends	12,608,864
Total Income	12,841,155
EXPENSES:
Management fees	1,150,437
Shareholder services fees – Investor Class	898,909
Audit and tax fees	22,452
Custodian fees	12,218
Directors fees	18,522
Legal fees	5,224
Pricing fees	204
Registration fees	42,745
Shareholder report fees	38,296
Transfer agent fees	5,041
Other fees	16,063
Total Expenses	2,210,111
Less amount waived by investment adviser	122,089
Net Expenses	2,088,022
NET INVESTMENT INCOME	10,753,133
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,679,452
Net realized gain on futures contracts	1,153,592
Net Realized Gain	2,833,044
Net change in unrealized depreciation on investments	(17,355,752)
Net change in unrealized depreciation on futures contracts	(183,848)
Net Change in Unrealized Depreciation	(17,539,600)
Net Realized and Unrealized Loss	(14,706,556)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,953,423)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Real Estate Index Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$10,753,133	$19,684,721
Net realized gain	2,833,044	4,539,814
Net change in unrealized appreciation (depreciation)	(17,539,600)	79,412,410
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,953,423)	103,636,945
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(8,571,111)
Institutional Class	-	(8,526,085)
From Net Investment Income and Net Realized Gains	0	(17,097,196)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	95,332,133	244,101,540
Institutional Class	54,987,915	94,192,938
Shares issued in reinvestment of distributions
Investor Class	-	8,571,111
Institutional Class	-	8,526,085
Shares redeemed
Investor Class	(57,563,450)	(107,087,987)
Institutional Class	(51,944,703)	(74,388,218)
Net Increase in Net Assets Resulting from Capital Share Transactions	40,811,895	173,915,469
Total Increase in Net Assets	36,858,472	260,455,218
NET ASSETS:
Beginning of Period	807,515,246	547,060,028
End of Period	$844,373,718	$807,515,246
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,275,030	22,640,998
Institutional Class	6,772,398	12,577,828
Shares issued in reinvestment of distributions
Investor Class	-	760,868
Institutional Class	-	1,067,496
Shares redeemed
Investor Class	(4,944,240)	(9,646,014)
Institutional Class	(6,400,352)	(9,222,133)
Net Increase	3,702,836	18,179,043
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$12.00	0.15	(0.24)	(0.09)	—	—	—	—	$11.91	(0.75%) (d)
12/31/2023	$10.80	0.29	1.13	1.42	—	(0.20)	(0.02)	(0.22)	$12.00	13.31%
12/31/2022	$15.36	0.24	(4.29)	(4.05)	(0.04)	(0.18)	(0.29)	(0.51)	$10.80	(26.40%)
12/31/2021	$10.86	0.15	4.65	4.80	—	(0.09)	(0.21)	(0.30)	$15.36	44.31%
12/31/2020	$12.50	0.27	(1.74)	(1.47)	—	(0.17)	—	(0.17)	$10.86	(11.59%)
12/31/2019	$10.68	0.15	2.24	2.39	—	(0.12)	(0.45)	(0.57)	$12.50	22.40%
Institutional Class
06/28/2024 (Unaudited)	$8.44	0.12	(0.17)	(0.05)	—	—	—	—	$8.39	(0.59%) (d)
12/31/2023	$7.69	0.30	0.73	1.03	—	(0.26)	(0.02)	(0.28)	$8.44	13.64%
12/31/2022	$11.18	0.20	(3.12)	(2.92)	(0.03)	(0.25)	(0.29)	(0.57)	$7.69	(26.11%)
12/31/2021	$7.96	0.11	3.43	3.54	—	(0.11)	(0.21)	(0.32)	$11.18	44.73%
12/31/2020	$9.26	0.23	(1.29)	(1.06)	—	(0.24)	—	(0.24)	$7.96	(11.23%)
12/31/2019	$8.05	0.12	1.71	1.83	—	(0.17)	(0.45)	(0.62)	$9.26	22.81%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/28/2024 (Unaudited)	$561,246	0.69% (f)	0.65% (f)	2.58% (f)	2% (d)
12/31/2023	$525,758	0.68%	0.65%	2.59%	11%
12/31/2022	$324,532	0.72%	0.67%	1.90%	14%
12/31/2021	$311,334	0.76%	0.70%	1.09%	33%
12/31/2020	$57,840	0.76%	0.70%	2.62%	44%
12/31/2019	$63,048	0.75%	0.70%	1.24%	19%
Institutional Class
06/28/2024 (Unaudited)	$283,127	0.32% (f)	0.30% (f)	2.96% (f)	2% (d)
12/31/2023	$281,757	0.31%	0.30%	3.87%	11%
12/31/2022	$222,528	0.34%	0.32%	2.16%	14%
12/31/2021	$301,365	0.37%	0.35%	1.17%	33%
12/31/2020	$295,220	0.37%	0.35%	3.01%	44%
12/31/2019	$291,797	0.36%	0.35%	1.33%	19%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Empower Real Estate Index Fund are included herein.  The investment objective of the Fund is to seek investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts ("REITs").  The Fund is non-diversified as defined in the 1940 Act.  The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

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Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2024, all of the Fund's investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

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Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations.  It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for REITs.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2024 were as follows:
Federal tax cost of investments	$843,872,966
Gross unrealized appreciation on investments	91,356,233
Gross unrealized depreciation on investments	(88,185,151)
Net unrealized appreciation on investments	$3,171,082
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

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derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following table represents the average month-end volume of the Fund's derivative transactions, if any, during the reporting period:
Empower Real Estate Index Fund
Futures Contracts:
Average long contracts	43
Average notional long	$10,866,336
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 28, 2024 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(2,673)(a)
(a)
Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2024 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,153,592	Net change in unrealized depreciation on futures contracts	$(183,848)

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3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.29% of the Fund’s average daily net assets up to $1 billion dollars, 0.24% of the Fund’s average daily net assets over $1 billion dollars and 0.19% of the Fund’s average daily net assets over $2 billion dollars.  Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
ECM has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.30% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.  As of June 28, 2024, the amounts subject to recoupment were as follows:
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$117,418	$204,188	$174,566	$122,089	$0
ECM and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited ("ILIM" or the "sub-adviser"), an affiliate of ECM and Empower of America. ECM is responsible for compensating the sub-adviser for its services.
ECM is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $770,000 for the fiscal period ended June 28, 2024.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $82,122,905 and $12,470,911, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent.  Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions.  In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the

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delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned.  Cash collateral is invested in securities approved by the Board. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  As of June 28, 2024, the Fund had securities on loan valued at $2,246,245 and received collateral as reported on the Statement of Assets and Liabilities of $2,507,799 for such loan which was invested in Government Money Market Mutual Funds. The Government Money Market Mutual Funds can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned.  As of June 28, 2024, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.  Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 28, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

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Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds' accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
The Board of Empower Funds (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of the Fund, a series of the Company (together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and ILIM with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information

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provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s

Semi-Annual Report - June 28, 2024

obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”), the Dow Jones U.S. Select REIT IndexSM (the “Index”).  Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the second quintile of its performance universe for each of the one- and three-year periods ended December 31, 2023 (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median in each case, while the annualized returns of the Investor Class for the five- and ten-year periods ended December 31, 2023 were in the fifth and fourth quintiles, respectively, of its performance universe.  As to the Fund’s Institutional Class, the Board observed that the annualized returns were in the first quintile of its performance universe for the one- and three-year periods ended December 31, 2023, and in the fourth quintile for the five-year period ended December 31, 2023.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed.  Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds.  In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things.  In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

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Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds.  The Board also observed that the total annual operating expense ratio for each class of the Fund was below its respective peer group median, ranking in the second quintile of its peer group in each case (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
In evaluating the foregoing, the Board considered ECM’s statement that comparisons to the Fund’s peer group are made difficult due to the peer group’s size as well as the size of each of the peers relative to the Fund.  For purposes of the Board’s assessment, ECM provided supplemental comparative expense data for a custom peer group of all other single-sector U.S. equity index funds between $0 and 5 billion in assets.  Taking the supplemental data into account, the Board observed that the total expense ratio of the Fund’s Institutional Class was equal to such peer group’s median expense ratio and, for the Fund’s Investor Class was four basis points above the median.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of the Company sub-advised by ILIM, including equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding

Semi-Annual Report - June 28, 2024

allocations of revenue and expenses, including differing accounting approaches among organizations.  In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also reviewed data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was above that of the Fund’s peer group.  In this regard, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.  Additionally, the Board recalled its observation that, as to each class of the Fund, the Contractual Management Fee was lower than its respective peer group median management fee.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.

Semi-Annual Report - June 28, 2024

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024